UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4777

MFS SERIES TRUST I

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

May 31, 2017

MFS® CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS

5/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 99.4%
Aerospace - 3.6%
Honeywell International, Inc.	170,070	$22,617,609
L3 Technologies, Inc.	33,173	5,592,636
Leidos Holdings, Inc.	81,599	4,533,640
Northrop Grumman Corp.	52,892	13,710,664
Textron, Inc.	88,560	4,233,168
United Technologies Corp.	62,194	7,542,888

		$58,230,605
Alcoholic Beverages - 0.7%
Constellation Brands, Inc., “A”	39,846	$7,281,857
Molson Coors Brewing Co.	36,732	3,481,826

		$10,763,683
Apparel Manufacturers - 1.1%
Hanesbrands, Inc.	241,322	$4,983,299
NIKE, Inc., “B”	242,879	12,870,158

		$17,853,457
Automotive - 0.4%
Delphi Automotive PLC	77,610	$6,827,352

Biotechnology - 2.3%
Biogen, Inc. (a)	54,586	$13,524,773
Bruker BioSciences Corp.	58,086	1,580,520
Celgene Corp. (a)	174,330	19,945,090
Illumina, Inc. (a)	11,549	2,048,331

		$37,098,714
Broadcasting - 0.3%
Interpublic Group of Companies, Inc.	217,200	$5,414,796

Brokerage & Asset Managers - 1.2%
Blackstone Group LP	388,081	$12,760,103
NASDAQ, Inc.	91,949	6,220,350

		$18,980,453
Business Services - 2.8%
Amdocs Ltd.	58,936	$3,817,874
Cognizant Technology Solutions Corp., “A”	145,153	9,712,187
DXC Technology Co.	86,015	6,667,883
Fidelity National Information Services, Inc.	107,203	9,205,522
Global Payments, Inc.	82,739	7,579,720
Grand Canyon Education, Inc. (a)	33,654	2,638,474
Total System Services, Inc.	44,719	2,663,016
Zendesk, Inc. (a)	117,564	3,054,313

		$45,338,989
Cable TV - 1.2%
Comcast Corp., “A”	485,260	$20,230,489

Chemicals - 2.3%
Agrium, Inc.	43,037	$3,976,665
Celanese Corp.	50,190	4,343,945

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Chemicals - continued
E.I. du Pont de Nemours & Co.	49,821	$3,931,873
FMC Corp.	64,637	4,871,691
Ingevity Corp. (a)	67,326	3,976,947
Monsanto Co.	56,413	6,624,014
PPG Industries, Inc.	91,905	9,775,016

		$37,500,151
Computer Software - 3.4%
Adobe Systems, Inc. (a)	126,412	$17,932,806
athenahealth, Inc. (a)	13,330	1,785,953
Cloudera, Inc. (a)	6,573	136,390
Microsoft Corp.	210,450	14,697,828
Okta, Inc. (a)	5,034	131,387
Salesforce.com, Inc. (a)	233,562	20,936,498

		$55,620,862
Computer Software - Systems - 2.4%
Apple, Inc.	142,189	$21,720,792
NCR Corp. (a)	97,216	3,745,732
Presidio, Inc. (a)	163,913	2,519,343
Rapid7, Inc. (a)	245,508	4,507,527
SS&C Technologies Holdings, Inc.	200,055	7,518,067

		$40,011,461
Construction - 0.5%
Sherwin-Williams Co.	25,640	$8,506,583

Consumer Products - 1.9%
Coty, Inc., “A”	322,405	$6,106,351
Estee Lauder Cos., Inc., “A”	70,910	6,675,467
Newell Brands, Inc.	97,687	5,172,527
Procter & Gamble Co.	143,749	12,662,849

		$30,617,194
Consumer Services - 1.4%
Bright Horizons Family Solutions, Inc. (a)	69,840	$5,358,125
Nord Anglia Education, Inc. (a)	73,548	2,371,923
Priceline Group, Inc. (a)	6,062	11,378,920
ServiceMaster Global Holdings, Inc. (a)	121,460	4,591,188

		$23,700,156
Containers - 1.0%
Berry Global Group, Inc. (a)	96,318	$5,585,481
CCL Industries, Inc.	17,642	4,168,467
Graphic Packaging Holding Co.	237,981	3,215,123
Sealed Air Corp.	70,430	3,128,501

		$16,097,572
Electrical Equipment - 1.9%
AMETEK, Inc.	194,869	$11,890,906
Johnson Controls International PLC	227,986	9,520,695
Sensata Technologies Holding B.V. (a)	166,292	6,723,186
WESCO International, Inc. (a)	48,457	2,963,146

		$31,097,933

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - 6.0%
Analog Devices, Inc.	156,190	$13,394,854
Applied Materials, Inc.	190,464	8,738,488
Broadcom Corp.	72,103	17,267,226
Inphi Corp. (a)	121,089	4,804,812
Maxim Integrated Products, Inc.	257,542	12,310,508
Mellanox Technologies Ltd. (a)	93,858	4,458,255
NVIDIA Corp.	88,630	12,793,741
Texas Instruments, Inc.	304,393	25,109,379

		$98,877,263
Energy - Independent - 2.1%
Concho Resources, Inc. (a)	33,287	$4,220,126
Energen Corp. (a)	26,223	1,495,760
EOG Resources, Inc.	69,470	6,273,836
EQT Corp.	15,631	863,925
Hess Corp.	146,151	6,706,869
Noble Energy, Inc.	58,622	1,681,865
Parsley Energy, Inc., “A” (a)	58,445	1,732,894
Phillips 66	80,745	6,145,502
Pioneer Natural Resources Co.	33,298	5,556,104

		$34,676,881
Energy - Integrated - 1.9%
Chevron Corp. (s)	306,770	$31,744,560

Engineering - Construction - 0.2%
KBR, Inc.	221,795	$3,023,066

Entertainment - 1.5%
Time Warner, Inc.	156,735	$15,593,565
Twenty-First Century Fox, Inc.	354,087	9,602,839

		$25,196,404
Food & Beverages - 3.2%
Blue Buffalo Pet Products, Inc. (a)	92,556	$2,174,140
Cal-Maine Foods, Inc. (a)(l)	132,798	4,940,086
Mondelez International, Inc.	251,527	11,718,643
Monster Beverage Corp. (a)	145,472	7,355,064
PepsiCo, Inc.	151,349	17,688,158
Snyders-Lance, Inc.	56,346	2,070,716
TreeHouse Foods, Inc. (a)	75,529	5,829,328

		$51,776,135
Food & Drug Stores - 0.8%
Casey’s General Stores, Inc.	26,803	$3,119,601
CVS Health Corp.	129,998	9,987,746

		$13,107,347
Furniture & Appliances - 0.3%
Whirlpool Corp.	27,077	$5,023,867

Gaming & Lodging - 0.5%
Marriott International, Inc., “A”	83,350	$8,972,628

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
General Merchandise - 1.8%
Costco Wholesale Corp.	79,128	$14,277,065
Dollar Tree, Inc. (a)	88,525	6,878,393
Five Below, Inc. (a)	159,135	8,163,626

		$29,319,084
Health Maintenance Organizations - 1.5%
Cigna Corp.	42,156	$6,796,812
UnitedHealth Group, Inc.	99,681	17,462,118

		$24,258,930
Insurance - 3.3%
American International Group, Inc.	163,897	$10,428,766
Aon PLC	232,896	30,488,415
Chubb Ltd.	96,237	13,780,176

		$54,697,357
Internet - 6.1%
Alphabet, Inc., “A” (a)(s)	41,951	$41,409,413
Alphabet, Inc., “C” (a)	8,676	8,371,125
Facebook, Inc., “A” (a)	253,547	38,402,229
LogMeIn, Inc.	100,337	11,137,407

		$99,320,174
Leisure & Toys - 0.4%
Electronic Arts, Inc. (a)	53,458	$6,058,395

Machinery & Tools - 2.1%
Illinois Tool Works, Inc.	48,047	$6,785,197
IPG Photonics Corp. (a)	20,308	2,823,624
ITT, Inc.	98,430	3,741,324
Roper Technologies, Inc.	69,034	15,684,525
SPX FLOW, Inc. (a)	125,889	4,699,436

		$33,734,106
Major Banks - 2.9%
Bank of America Corp.	912,533	$20,449,865
Morgan Stanley	313,194	13,072,718
PNC Financial Services Group, Inc.	117,158	13,906,655

		$47,429,238
Medical & Health Technology & Services - 1.1%
Healthcare Services Group, Inc.	35,012	$1,676,024
Henry Schein, Inc. (a)	24,214	4,454,650
LifePoint Health, Inc. (a)	50,344	3,060,915
McKesson Corp.	51,116	8,336,508
MEDNAX, Inc. (a)	23,277	1,263,941

		$18,792,038
Medical Equipment - 4.7%
CONMED Corp.	23,747	$1,205,635
Danaher Corp.	68,523	5,820,344
DexCom, Inc. (a)	32,948	2,202,244
Edwards Lifesciences Corp. (a)	101,468	11,675,923
Medtronic PLC	227,192	19,147,742
Obalon Therapeutics, Inc. (a)(l)	141,906	1,318,307

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - continued
PerkinElmer, Inc.	78,501	$4,950,273
Steris PLC	52,495	4,071,512
Stryker Corp.	99,001	14,153,183
Zimmer Biomet Holdings, Inc.	104,869	12,501,433

		$77,046,596
Metals & Mining - 0.3%
First Quantum Minerals Ltd.	131,008	$1,104,624
Lundin Mining Corp.	552,525	3,043,111

		$4,147,735
Natural Gas - Distribution - 0.3%
New Jersey Resources Corp.	92,273	$3,866,239
Sempra Energy	7,753	903,147

		$4,769,386
Natural Gas - Pipeline - 0.5%
Cheniere Energy, Inc. (a)	147,851	$7,203,301
Enterprise Products Partners LP	56,892	1,525,275

		$8,728,576
Network & Telecom - 0.8%
Cisco Systems, Inc.	154,358	$4,866,908
Motorola Solutions, Inc.	104,281	8,714,763

		$13,581,671
Oil Services - 1.0%
Forum Energy Technologies, Inc. (a)	77,453	$1,258,611
Keane Group, Inc. (a)(l)	94,930	1,460,023
Patterson-UTI Energy, Inc.	147,766	3,150,371
Schlumberger Ltd.	117,738	8,193,387
U.S. Silica Holdings, Inc.	40,926	1,555,188

		$15,617,580
Other Banks & Diversified Financials - 7.8%
Bank of The Ozarks, Inc.	123,083	$5,440,269
Citigroup, Inc. (s)	665,193	40,270,784
Discover Financial Services	205,248	12,048,058
EuroDekania Ltd.	580,280	78,223
First Republic Bank	44,275	4,077,728
Northern Trust Corp.	71,801	6,278,279
Signature Bank (a)	28,813	4,120,835
Texas Capital Bancshares, Inc. (a)	13,979	1,026,059
U.S. Bancorp	405,174	20,619,305
Visa, Inc., “A”	217,262	20,689,860
Wintrust Financial Corp.	118,472	8,146,135
Zions Bancorporation	113,988	4,567,499

		$127,363,034
Pharmaceuticals - 3.6%
Allergan PLC	40,048	$8,960,740
Eli Lilly & Co.	143,595	11,425,854
Pfizer, Inc.	672,145	21,945,534
Zoetis, Inc.	276,333	17,210,019

		$59,542,147

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pollution Control - 0.5%
Clean Harbors, Inc. (a)	70,485	$4,117,029
Waste Connections, Inc.	48,431	4,608,210

		$8,725,239
Railroad & Shipping - 1.2%
Canadian Pacific Railway Ltd.	56,050	$8,868,792
Union Pacific Corp.	105,346	11,619,664

		$20,488,456
Real Estate - 3.3%
Gramercy Property Trust, REIT	305,151	$9,017,212
Life Storage, Inc., REIT	116,760	8,745,324
Medical Properties Trust, Inc., REIT	1,503,639	19,472,125
Store Capital Corp., REIT	417,111	8,500,722
Sun Communities, Inc., REIT	50,043	4,310,704
Washington Prime Group, Inc., REIT	456,841	3,485,697

		$53,531,784
Restaurants - 1.6%
Aramark	169,426	$6,312,813
Starbucks Corp.	267,570	17,020,128
U.S. Foods Holding Corp. (a)	110,685	3,316,123

		$26,649,064
Specialty Chemicals - 0.3%
Univar, Inc. (a)	150,926	$4,591,169

Specialty Stores - 2.3%
Amazon.com, Inc. (a)	16,494	$16,405,262
Express, Inc. (a)	428,737	3,326,999
Lululemon Athletica, Inc. (a)	67,167	3,242,151
Michaels Co., Inc. (a)	201,346	3,892,018
Ross Stores, Inc.	56,367	3,602,979
Tractor Supply Co.	65,340	3,603,501
Urban Outfitters, Inc. (a)	197,613	3,728,957

		$37,801,867
Telecommunications - Wireless - 2.4%
American Tower Corp., REIT	187,256	$24,566,115
SBA Communications Corp., REIT (a)	111,862	15,457,091

		$40,023,206
Telephone Services - 0.6%
Verizon Communications, Inc.	198,910	$9,277,162

Tobacco - 1.1%
Philip Morris International, Inc.	155,732	$18,656,694

Trucking - 0.2%
Schneider National, Inc. (a)	166,215	$3,301,030

Utilities - Electric Power - 2.8%
Alliant Energy Corp.	81,623	$3,384,906
American Electric Power Co., Inc.	77,175	5,539,622
CMS Energy Corp.	109,726	5,202,110

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - continued
Exelon Corp.	146,109	$5,305,218
NextEra Energy, Inc.	60,866	8,608,887
PG&E Corp.	81,675	5,584,937
PNM Resources, Inc.	95,542	3,678,367
Xcel Energy, Inc.	165,101	7,909,989

		$45,214,036
Total Common Stocks		$1,628,954,355
Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Purchased - 0.0%
Electrical Equipment - 0.0%
General Electric Co. - January 2018 @ $28	5,757	$610,242
	Shares/Par
Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 0.87% (v)	12,515,577	$12,515,577

Collateral for Securities Loaned - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.77% (j)	1,664,986	$1,664,986
Total Investments		$1,643,745,160

Securities Sold Short - (0.3)%
Telecommunications - Wireless - (0.3)%
Crown Castle International Corp., REIT	(44,300)	$(4,503,095)

Other Assets, Less Liabilities - (0.0)%		(390,384)
Net Assets - 100.0%		$1,638,851,681

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

At May 31, 2017, the fund had cash collateral of $75,254 and other liquid securities with an aggregate value of $7,859,301 to cover any commitments for securities sold short and certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

5/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,601,344,583	$—	$—	$1,601,344,583
Canada	25,769,868	—	—	25,769,868
Hong Kong	2,371,923	—	—	2,371,923
Cayman Islands	—	—	78,223	78,223
Mutual Funds	14,180,563	—	—	14,180,563
Total Investments	$1,643,666,937	$—	$78,223	$1,643,745,160
Short Sales	$(4,503,095)	$—	$—	$(4,503,095)

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 8/31/16	$106,800
Change in unrealized appreciation (depreciation)	(28,577)
Balance as of 5/31/17	$78,223

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at May 31, 2017 is $(28,577). At May 31, 2017, the fund held one level 3 security.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,290,609,813
Gross unrealized appreciation	385,391,319
Gross unrealized depreciation	(32,255,972)
Net unrealized appreciation (depreciation)	$353,135,347

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	10,178,267	197,305,494	(194,968,184)	12,515,577

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$826	$—	$61,918	$12,515,577

QUARTERLY REPORT

May 31, 2017

MFS® LOW VOLATILITY GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

5/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 98.4%
Aerospace - 1.7%
Lockheed Martin Corp.	9,217	$2,591,173

Alcoholic Beverages - 0.4%
AmBev S.A.	100,047	$578,464

Apparel Manufacturers - 0.5%
Gildan Activewear, Inc.	24,809	$717,972

Automotive - 2.4%
Kia Motors Corp.	59,417	$2,072,378
USS Co. Ltd.	80,000	1,610,113

		$3,682,491
Business Services - 0.8%
Forrester Research, Inc.	30,854	$1,215,648

Cable TV - 1.2%
Charter Communications, Inc., “A” (a)	3,290	$1,136,860
Comcast Corp., “A”	15,661	652,907

		$1,789,767
Chemicals - 0.6%
Monsanto Co.	7,783	$913,880

Computer Software - 1.5%
Adobe Systems, Inc. (a)	15,781	$2,238,693

Computer Software - Systems - 1.6%
NICE Systems Ltd., ADR	30,882	$2,406,017

Construction - 0.5%
Owens Corning	12,281	$766,334

Consumer Products - 2.9%
Colgate-Palmolive Co.	9,992	$762,989
Kimberly-Clark Corp.	13,839	1,795,333
Procter & Gamble Co.	21,840	1,923,886

		$4,482,208
Electronics - 4.7%
Kyocera Corp.	37,900	$2,183,656
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	142,037	5,022,428

		$7,206,084
Energy - Independent - 0.5%
Occidental Petroleum Corp.	13,685	$806,457

Energy - Integrated - 2.0%
Exxon Mobil Corp.	24,561	$1,977,161
Royal Dutch Shell PLC, “B”	41,107	1,135,291

		$3,112,452

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - 8.7%
General Mills, Inc.	67,751	$3,844,192
Marine Harvest	71,446	1,251,466
Mondelez International, Inc.	21,829	1,017,013
Nestle S.A.	32,349	2,760,461
Pinnacle Foods, Inc.	14,577	908,293
Sligro Food Group N.V.	27,841	1,262,579
Toyo Suisan Kaisha Ltd.	56,500	2,201,332

		$13,245,336
Food & Drug Stores - 3.6%
CVS Health Corp.	14,159	$1,087,836
Dairy Farm International Holdings Ltd.	181,000	1,446,190
Lawson, Inc.	30,500	2,079,233
METRO, Inc., “A”	28,923	968,632

		$5,581,891
Insurance - 7.0%
AXIS Capital Holdings Ltd.	8,745	$573,497
Beazley PLC	185,024	1,125,698
Everest Re Group Ltd.	2,801	713,275
Intact Financial Corp.	21,296	1,463,906
Swiss Life Holding AG	3,447	1,149,890
Travelers Cos., Inc.	6,379	796,418
Validus Holdings Ltd.	56,255	3,004,017
XL Group Ltd.	18,909	826,134
Zurich Insurance Group AG	3,650	1,072,898

		$10,725,733
Internet - 2.0%
Alphabet, Inc., “A” (a)	1,138	$1,123,308
Facebook, Inc., “A” (a)	12,577	1,904,912

		$3,028,220
Machinery & Tools - 0.8%
Schindler Holding AG	3,033	$650,409
Schindler Holding AG	3,020	627,978

		$1,278,387
Major Banks - 2.2%
Bank of Nova Scotia	14,359	$811,140
HSBC Holdings PLC, ADR	31,698	1,378,546
Royal Bank of Canada	17,673	1,221,204

		$3,410,890
Medical & Health Technology & Services - 0.8%
Express Scripts Holding Co. (a)	21,157	$1,264,131

Medical Equipment - 6.6%
Abbott Laboratories	16,444	$750,833
Fisher & Paykel Healthcare Corp. Ltd.	426,728	3,235,003
Integra Life Sciences Holdings Corp. (a)	65,732	3,309,606
Terumo Corp.	71,000	2,884,876

		$10,180,318
Natural Gas - Distribution - 0.5%
Osaka Gas Co. Ltd.	211,000	$833,140

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Natural Gas - Pipeline - 1.1%
Enbridge, Inc.	44,724	$1,722,321

Network & Telecom - 1.4%
VTech Holdings Ltd.	141,900	$2,161,491

Other Banks & Diversified Financials - 4.1%
Banco de Oro Unibank, Inc.	253,840	$624,719
Credicorp Ltd.	8,331	1,395,609
DBS Group Holdings Ltd.	90,100	1,332,958
Discover Financial Services	21,791	1,279,132
Public Bank Berhad	160,800	753,656
Sydbank A.S.	25,981	931,894

		$6,317,968
Pharmaceuticals - 8.0%
Johnson & Johnson	33,038	$4,237,124
Merck & Co., Inc.	35,424	2,306,457
Novartis AG	11,229	919,374
Pfizer, Inc.	25,156	821,343
Roche Holding AG	14,328	3,932,045

		$12,216,343
Railroad & Shipping - 0.8%
Canadian National Railway Co.	15,468	$1,197,687

Real Estate - 4.7%
AvalonBay Communities, Inc., REIT	12,295	$2,351,296
Grand City Properties S.A.	117,121	2,426,768
Public Storage, Inc., REIT	5,114	1,101,300
Starwood Property Trust, Inc., REIT	29,986	660,292
Store Capital Corp., REIT	32,293	658,131

		$7,197,787
Restaurants - 2.3%
McDonald’s Corp.	23,356	$3,524,187

Specialty Chemicals - 2.0%
PTT Global Chemical PLC	778,300	$1,622,410
Symrise AG	19,493	1,400,780

		$3,023,190
Specialty Stores - 4.1%
ABC-MART, Inc.	35,300	$2,062,221
Home Depot, Inc.	7,309	1,122,005
Ross Stores, Inc.	49,073	3,136,746

		$6,320,972
Telecommunications - Wireless - 3.5%
KDDI Corp.	89,000	$2,463,874
SBA Communications Corp., REIT (a)	11,374	1,571,659
Vodafone Group PLC	455,822	1,359,609

		$5,395,142
Telephone Services - 4.1%
BCE, Inc.	13,839	$627,460
HKT Trust and HKT Ltd.	646,000	845,577

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telephone Services - continued
TDC A.S.	163,839	$978,117
TELUS Corp.	67,149	2,285,080
Verizon Communications, Inc.	32,692	1,524,755

		$6,260,989
Tobacco - 1.3%
Altria Group, Inc.	18,066	$1,362,899
British American Tobacco	54,200	564,794

		$1,927,693
Utilities - Electric Power - 7.5%
Alliant Energy Corp.	39,062	$1,619,901
American Electric Power Co., Inc.	20,779	1,491,517
CLP Holdings Ltd.	200,500	2,192,171
Duke Energy Corp.	6,998	599,589
PG&E Corp.	31,887	2,180,433
WEC Energy Group, Inc.	23,634	1,483,270
Xcel Energy, Inc.	39,565	1,895,559

		$11,462,440
Total Common Stocks		$150,783,896

Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 0.87% (v)	1,980,095	$1,980,095
Total Investments		$152,763,991

Other Assets, Less Liabilities - 0.3%		434,854
Net Assets - 100.0%		$153,198,845

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

5/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$72,832,381	$—	$—	$72,832,381
Japan	16,318,445	—	—	16,318,445
Switzerland	11,113,055	—	—	11,113,055
Canada	11,015,402	—	—	11,015,402
Hong Kong	6,645,429	—	—	6,645,429
Taiwan	5,022,428	—	—	5,022,428
United Kingdom	4,999,144	—	—	4,999,144
Germany	3,827,548	—	—	3,827,548
New Zealand	3,235,003	—	—	3,235,003
Other Countries	14,152,651	1,622,410	—	15,775,061
Mutual Funds	1,980,095	—	—	1,980,095
Total Investments	$151,141,581	$1,622,410	$—	$152,763,991

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

Of the level 1 investments presented above, equity investments amounting to $1,463,906 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$139,495,628
Gross unrealized appreciation	14,315,213
Gross unrealized depreciation	(1,046,850)
Net unrealized appreciation (depreciation)	$13,268,363

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,086,952	76,777,726	(75,884,583)	1,980,095

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$2,656	$—	$7,687	$1,980,095

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2017, are as follows:

United States	49.1%
Japan	10.7%
Switzerland	7.3%
Canada	7.2%
Hong Kong	4.3%
Taiwan	3.3%
United Kingdom	3.3%
Germany	2.5%
New Zealand	2.1%
Other Countries	10.2%

6

QUARTERLY REPORT

May 31, 2017

MFS® LOW VOLATILITY EQUITY FUND

PORTFOLIO OF INVESTMENTS

5/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 99.1%
Aerospace - 4.0%
General Dynamics Corp.	2,384	$484,545
Honeywell International, Inc.	5,512	733,041
Lockheed Martin Corp.	2,534	712,383
Northrop Grumman Corp.	2,671	692,377
United Technologies Corp.	4,477	542,971

		$3,165,317
Alcoholic Beverages - 1.2%
Constellation Brands, Inc., “A”	5,344	$976,616

Business Services - 2.2%
Amdocs Ltd.	27,650	$1,791,167

Cable TV - 0.8%
Comcast Corp., “A”	15,615	$650,989

Computer Software - 1.5%
Intuit, Inc.	6,550	$921,192
Oracle Corp.	6,826	309,832

		$1,231,024
Computer Software - Systems - 1.7%
Apple, Inc.	5,670	$866,149
International Business Machines Corp.	3,109	474,527

		$1,340,676
Construction - 0.5%
Toll Brothers, Inc.	11,621	$428,931

Consumer Products - 1.9%
Colgate-Palmolive Co.	5,538	$422,882
Procter & Gamble Co.	12,781	1,125,878

		$1,548,760
Consumer Services - 0.9%
Bright Horizons Family Solutions, Inc. (a)	9,574	$734,517

Electrical Equipment - 1.6%
Johnson Controls International PLC	19,380	$809,309
MSC Industrial Direct Co., Inc., “A”	5,390	452,437

		$1,261,746
Electronics - 1.2%
Texas Instruments, Inc.	11,578	$955,069

Energy - Independent - 0.6%
Occidental Petroleum Corp.	8,430	$496,780

Energy - Integrated - 1.8%
Chevron Corp.	7,258	$751,058
Exxon Mobil Corp.	8,741	703,651

		$1,454,709

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Entertainment - 0.5%
Madison Square Garden Co., “A” (a)	1,931	$377,337

Food & Beverages - 6.4%
Coca-Cola Co.	12,998	$591,019
Dr. Pepper Snapple Group, Inc.	3,931	364,836
General Mills, Inc.	21,478	1,218,662
Mondelez International, Inc.	8,277	385,625
PepsiCo, Inc.	17,156	2,005,022
Pinnacle Foods, Inc.	7,987	497,670

		$5,062,834
Food & Drug Stores - 0.6%
CVS Health Corp.	6,075	$466,742

General Merchandise - 3.9%
Costco Wholesale Corp.	8,916	$1,608,714
Wal-Mart Stores, Inc.	19,336	1,519,810

		$3,128,524
Health Maintenance Organizations - 1.7%
Aetna, Inc.	3,292	$476,879
UnitedHealth Group, Inc.	5,006	876,951

		$1,353,830
Insurance - 8.7%
Aon PLC	2,658	$347,959
Chubb Ltd.	4,507	645,357
Everest Re Group Ltd.	5,763	1,467,548
Hartford Financial Services Group, Inc.	17,345	856,670
Loews Corp.	16,013	755,173
Markel Corp. (a)	1,074	1,049,567
MetLife, Inc.	10,538	533,117
Travelers Cos., Inc.	4,473	558,454
Validus Holdings Ltd.	12,795	683,253

		$6,897,098
Internet - 4.6%
Alphabet, Inc., “A” (a)	1,803	$1,779,723
Facebook, Inc., “A” (a)	12,649	1,915,818

		$3,695,541
Major Banks - 1.0%
Goldman Sachs Group, Inc.	1,467	$309,918
PNC Financial Services Group, Inc.	3,764	446,787

		$756,705
Medical & Health Technology & Services - 1.3%
Henry Schein, Inc. (a)	4,406	$810,572
MEDNAX, Inc. (a)	4,056	220,241

		$1,030,813
Medical Equipment - 7.2%
Abbott Laboratories	21,423	$978,174
Becton, Dickinson and Co.	1,977	374,108
Cooper Cos., Inc.	2,987	653,406
Danaher Corp.	9,298	789,772

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - continued
Medtronic PLC	14,372	$1,211,272
Steris PLC	11,597	899,463
Stryker Corp.	2,603	372,125
Zimmer Biomet Holdings, Inc.	3,568	425,341

		$5,703,661
Network & Telecom - 1.7%
Cisco Systems, Inc.	33,420	$1,053,733
Motorola Solutions, Inc.	3,438	287,314

		$1,341,047
Oil Services - 1.1%
Schlumberger Ltd.	13,128	$913,578

Other Banks & Diversified Financials - 4.0%
Citigroup, Inc.	16,603	$1,005,146
M&T Bank Corp.	4,313	674,855
Mastercard, Inc., “A”	5,227	642,294
U.S. Bancorp	9,380	477,348
Visa, Inc., “A”	4,082	388,729

		$3,188,372
Pharmaceuticals - 6.9%
Eli Lilly & Co.	19,349	$1,539,600
Johnson & Johnson	14,289	1,832,564
Merck & Co., Inc.	21,490	1,399,214
Pfizer, Inc.	11,955	390,331
Zoetis, Inc.	5,445	339,115

		$5,500,824
Pollution Control - 3.0%
Republic Services, Inc.	13,830	$879,726
Waste Connections, Inc.	15,815	1,504,797

		$2,384,523
Real Estate - 7.0%
AvalonBay Communities, Inc., REIT	5,099	$975,133
Equity Lifestyle Properties, Inc., REIT	7,105	599,662
Mid-America Apartment Communities, Inc., REIT	6,172	629,174
Public Storage, Inc., REIT	4,465	961,538
Simon Property Group, Inc., REIT	2,050	316,213
Starwood Property Trust, Inc., REIT	65,343	1,438,853
Store Capital Corp., REIT	13,601	277,188
Sun Communities, Inc., REIT	4,459	384,098

		$5,581,859
Restaurants - 4.4%
Brinker International, Inc.	24,283	$952,622
McDonald’s Corp.	12,343	1,862,435
Starbucks Corp.	10,605	674,584

		$3,489,641
Specialty Chemicals - 0.4%
Praxair, Inc.	2,561	$338,795

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Stores - 1.5%
AutoZone, Inc. (a)	1,069	$647,728
Home Depot, Inc.	3,410	523,469

		$1,171,197
Telecommunications - Wireless - 0.5%
SBA Communications Corp., REIT (a)	2,593	$358,301

Telephone Services - 1.1%
Verizon Communications, Inc.	18,741	$874,080

Tobacco - 3.1%
Altria Group, Inc.	23,120	$1,744,173
Philip Morris International, Inc.	6,231	746,474

		$2,490,647
Utilities - Electric Power - 8.6%
Alliant Energy Corp.	23,268	$964,924
American Electric Power Co., Inc.	6,625	475,543
Consolidated Edison, Inc.	3,666	303,508
Dominion Energy, Inc.	9,081	733,472
DTE Energy Co.	8,283	907,154
Duke Energy Corp.	11,442	980,351
Exelon Corp.	10,538	382,635
NextEra Energy, Inc.	6,561	927,988
Pinnacle West Capital Corp.	3,931	347,304
WEC Energy Group, Inc.	5,957	373,861
Xcel Energy, Inc.	9,864	472,584

		$6,869,324
Total Common Stocks		$79,011,574

Money Market Funds - 0.6%
MFS Institutional Money Market Portfolio, 0.87% (v)	463,864	$463,864
Total Investments		$79,475,438

Other Assets, Less Liabilities - 0.3%		257,830
Net Assets - 100.0%		$79,733,268

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

5/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$79,011,574	$—	$—	$79,011,574
Mutual Funds	463,864	—	—	463,864
Total Investments	$79,475,438	$—	$—	$79,475,438

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$69,825,559
Gross unrealized appreciation	10,575,632
Gross unrealized depreciation	(925,753)
Net unrealized appreciation (depreciation)	$9,649,879

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	379,373	18,762,574	(18,678,083)	463,864

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(128)	$—	$4,004	$463,864

6

QUARTERLY REPORT

May 31, 2017

MFS® NEW DISCOVERY FUND

PORTFOLIO OF INVESTMENTS

5/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 96.8%
Aerospace - 1.7%
HEICO Corp.	98,617	$7,318,367
Leidos Holdings, Inc.	206,329	11,463,639

		$18,782,006
Apparel Manufacturers - 0.0%
Canada Goose Holdings, Inc. (a)	21,011	$379,249

Automotive - 1.3%
Fenix Parts, Inc. (a)(h)(l)	1,338,451	$1,900,600
Kar Auction Services, Inc.	301,619	13,141,540

		$15,042,140
Biotechnology - 3.6%
ACADIA Pharmaceuticals, Inc. (a)	110,073	$2,829,977
Alder Biopharmaceuticals, Inc. (a)	91,481	1,408,807
Amicus Therapeutics, Inc. (a)	603,432	4,839,525
Bio-Techne Corp.	66,903	7,498,488
Exact Sciences Corp. (a)	142,682	5,203,613
MiMedx Group, Inc. (a)(l)	489,329	6,694,021
Neurocrine Biosciences, Inc. (a)	65,764	2,858,761
Spark Therapeutics, Inc. (a)	70,353	3,583,078
Tesaro, Inc. (a)	28,868	4,310,281
VTV Therapeutics, Inc. (a)	275,016	1,369,580

		$40,596,131
Brokerage & Asset Managers - 1.3%
Hamilton Lane, Inc., “A” (a)	352,834	$7,137,832
NASDAQ, Inc.	112,836	7,633,355

		$14,771,187
Business Services - 6.3%
CoStar Group, Inc. (a)	24,634	$6,443,515
Global Payments, Inc.	139,912	12,817,338
Ringcentral, Inc. (a)	324,149	11,053,481
Travelport Worldwide Ltd.	609,880	8,233,380
Tyler Technologies, Inc. (a)	33,442	5,714,569
WNS (Holdings) Ltd., ADR (a)	282,195	9,397,094
Yext, Inc. (a)	334,939	4,937,001
Zendesk, Inc. (a)	514,956	13,378,557

		$71,974,935
Chemicals - 1.6%
FMC Corp.	73,794	$5,561,854
Ingevity Corp. (a)	209,976	12,403,282

		$17,965,136
Computer Software - 6.7%
2U, Inc. (a)	212,326	$9,076,937
Aspen Technology, Inc. (a)	132,578	8,108,470
Cadence Design Systems, Inc. (a)	292,783	10,288,395
Cloudera, Inc. (a)	246,180	5,108,235
MuleSoft, Inc., “A” (a)	182,060	4,737,201
Okta, Inc. (a)	115,671	3,019,013

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - continued
Paylocity Holding Corp. (a)	222,378	$10,418,409
Sabre Corp.	242,264	5,433,982
SecureWorks Corp. (a)	348,283	3,789,319
Twilio, Inc., “A” (a)(l)	382,854	9,307,181
Ultimate Software Group, Inc. (a)	31,926	7,047,345

		$76,334,487
Computer Software - Systems - 8.2%
Five9, Inc. (a)	56,829	$1,276,948
Kinaxis, Inc. (a)	99,106	6,602,909
New Relic, Inc. (a)	309,702	13,524,686
NICE Systems Ltd., ADR	231,268	18,018,090
Proofpoint, Inc. (a)	84,521	7,268,806
Q2 Holdings, Inc. (a)	285,132	11,291,227
Rapid7, Inc. (a)	383,645	7,043,722
RealPage, Inc. (a)	245,446	8,492,432
SS&C Technologies Holdings, Inc.	523,917	19,688,801

		$93,207,621
Construction - 7.0%
Foundation Building Materials, Inc. (a)	530,662	$7,163,937
GMS, Inc. (a)	525,841	17,173,967
Lennox International, Inc.	39,011	6,908,848
Pool Corp.	42,047	5,009,059
Siteone Landscape Supply, Inc. (a)	336,395	17,889,486
Summit Materials, Inc., “A” (a)	448,071	12,035,187
Techtronic Industries Co. Ltd.	1,013,500	4,792,715
Trex Co., Inc. (a)	131,187	8,431,388

		$79,404,587
Consumer Products - 0.4%
E.L.F. Beauty, Inc. (a)	203,152	$4,971,129

Consumer Services - 3.2%
Bright Horizons Family Solutions, Inc. (a)	402,332	$30,866,911
Carriage Services, Inc.	220,291	5,791,450

		$36,658,361
Containers - 2.2%
Berry Global Group, Inc. (a)	433,723	$25,151,597

Electrical Equipment - 0.7%
WESCO International, Inc. (a)	129,440	$7,915,256

Electronics - 4.9%
Inphi Corp. (a)	264,521	$10,496,193
M/A-COM Technology Solutions Holdings, Inc. (a)	165,977	10,119,618
Mellanox Technologies Ltd. (a)	74,601	3,543,548
Mercury Systems, Inc. (a)	234,613	9,330,559
Monolithic Power Systems, Inc.	123,439	12,121,710
Silicon Laboratories, Inc. (a)	142,823	10,683,160

		$56,294,788
Entertainment - 1.5%
Live Nation, Inc. (a)	506,827	$17,480,463

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - 3.0%
Blue Buffalo Pet Products, Inc. (a)	337,487	$7,927,570
Cal-Maine Foods, Inc. (a)(l)	221,941	8,256,205
Flex Pharma, Inc. (a)	222,918	782,442
Greencore Group PLC	1,976,977	6,151,578
Snyders-Lance, Inc.	307,750	11,309,813

		$34,427,608
Gaming & Lodging - 0.5%
Vail Resorts, Inc.	26,204	$5,605,036

General Merchandise - 1.2%
Five Below, Inc. (a)	174,537	$8,953,748
Ollie’s Bargain Outlet Holdings, Inc. (a)	114,501	4,711,716

		$13,665,464
Internet - 1.4%
LogMeIn, Inc.	140,531	$15,598,941

Machinery & Tools - 3.6%
Gardner Denver Holdings, Inc. (a)	424,931	$9,743,668
Ritchie Bros. Auctioneers, Inc.	373,259	11,585,959
SPX FLOW, Inc. (a)	251,337	9,382,410
WABCO Holdings, Inc. (a)	81,607	9,941,365

		$40,653,402
Medical & Health Technology & Services - 4.1%
Capital Senior Living Corp. (a)	486,402	$6,731,804
Healthcare Services Group, Inc.	368,971	17,662,642
INC Research Holdings, Inc., “A” (a)	215,723	12,263,853
Teladoc, Inc. (a)	313,212	9,584,287

		$46,242,586
Medical Equipment - 8.9%
DexCom, Inc. (a)	113,768	$7,604,253
Insulet Corp. (a)	106,836	4,483,907
iRhythm Technologies, Inc. (a)	109,841	3,809,286
Masimo Corp. (a)	83,838	7,297,260
Merit Medical Systems, Inc. (a)	388,068	13,776,414
Nevro Corp. (a)	106,735	7,346,570
NxStage Medical, Inc. (a)	410,647	8,894,614
Obalon Therapeutics, Inc. (a)(l)	287,124	2,667,382
PerkinElmer, Inc.	243,550	15,358,263
Steris PLC	243,835	18,911,843
VWR Corp. (a)	344,843	11,400,510

		$101,550,302
Oil Services - 2.5%
Forum Energy Technologies, Inc. (a)	334,781	$5,440,191
Keane Group, Inc. (a)(l)	314,493	4,836,902
Patterson-UTI Energy, Inc.	273,042	5,821,255
Solaris Oilfield Infrastructure, Inc., “A” (a)	358,197	4,119,266
U.S. Silica Holdings, Inc.	215,399	8,185,162

		$28,402,776

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - 3.2%
Bank of The Ozarks, Inc.	216,907	$9,587,289
Element Fleet Management Corp.	245,121	1,553,271
Preferred Bank	63,579	3,173,228
Texas Capital Bancshares, Inc. (a)	104,807	7,692,834
Webster Financial Corp.	99,208	4,833,414
Wintrust Financial Corp.	133,079	9,150,512

		$35,990,548
Pharmaceuticals - 0.9%
Aratana Therapeutics, Inc. (a)	608,472	$3,504,799
Collegium Pharmaceutical, Inc. (a)(l)	451,883	3,714,478
TherapeuticsMD, Inc. (a)(l)	777,207	3,225,409

		$10,444,686
Pollution Control - 1.0%
Clean Harbors, Inc. (a)	194,689	$11,371,784

Railroad & Shipping - 0.3%
StealthGas, Inc. (a)	976,797	$3,213,662

Real Estate - 1.2%
Big Yellow Group PLC, REIT	458,482	$4,657,917
Life Storage, Inc., REIT	116,817	8,749,593

		$13,407,510
Restaurants - 5.6%
Dave & Buster’s, Inc. (a)	120,194	$8,016,940
Domino’s Pizza Group PLC	1,735,741	7,089,440
Dunkin Brands Group, Inc.	100,364	5,872,298
Performance Food Group Co. (a)	480,489	13,597,839
U.S. Foods Holding Corp. (a)	478,965	14,349,791
Wingstop, Inc.	258,747	7,376,877
Zoe’s Kitchen, Inc. (a)	518,277	7,209,233

		$63,512,418
Special Products & Services - 1.3%
Boyd Group Income Fund, IEU	172,043	$12,735,907
Nexeo Solutions Holdings LLC (a)(z)	233,087	2,158,386

		$14,894,293
Specialty Chemicals - 4.9%
Axalta Coating Systems Ltd. (a)	381,713	$11,947,617
Ferroglobe PLC	560,615	5,908,882
Ferroglobe R&W Trust (a)	733,041	0
Nexeo Solutions, Inc., EU (a)	707,014	6,546,950
PolyOne Corp.	191,742	7,159,646
RPM International, Inc.	242,928	13,173,985
Univar, Inc. (a)	347,757	10,578,768

		$55,315,848
Specialty Stores - 1.8%
Citi Trends, Inc.	303,450	$5,537,963
Floor & Decor Holdings, Inc. (a)	108,446	4,197,945
Michaels Co., Inc. (a)	397,504	7,683,752
Urban Outfitters, Inc. (a)	179,001	3,377,749

		$20,797,409

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Trucking - 0.8%
Swift Transportation Co. (a)	388,320	$9,300,264
Total Common Stocks		$1,101,323,610

Money Market Funds - 2.8%
MFS Institutional Money Market Portfolio, 0.87% (v)	31,679,983	$31,679,983

Collateral for Securities Loaned - 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.77% (j)	15,040,443	$15,040,443
Total Investments		$1,148,044,036

Other Assets, Less Liabilities - (0.9)%		(9,840,905)
Net Assets - 100.0%		$1,138,203,131

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Nexeo Solutions Holdings LLC	5/06/16	$2,330,870	$2,158,386
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
EU	Equity Unit
IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

5/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,099,165,224	$2,158,386	$0	$1,101,323,610
Mutual Funds	46,720,426	—	—	46,720,426
Total Investments	$1,145,885,650	$2,158,386	$0	$1,148,044,036

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $6,546,950 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs.

6

Supplemental Information (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 8/31/16	$—
Received as part of a corporate action	0
Balance as of 5/31/17	$0

At May 31, 2017, the fund held one level 3 security.

(2) Securities Lending Collateral

At May 31, 2017, the value of securities loaned was $14,740,898. These loans were collateralized by cash of $15,040,443 and U.S. Treasury Obligations of $25,519.

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$944,207,030
Gross unrealized appreciation	272,689,223
Gross unrealized depreciation	(68,852,217)
Net unrealized appreciation (depreciation)	$203,837,006

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	15,910,051	267,597,914	(251,827,982)	31,679,983

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(2,223)	$—	$90,823	$31,679,983

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Fenix Parts, Inc.	1,338,451	—	—	1,338,451

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Fenix Parts, Inc.	$—	$—	$—	$1,900,600

7

QUARTERLY REPORT

May 31, 2017

MFS® RESEARCH INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS

5/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 98.5%
Airlines - 0.9%
Aena S.A.	178,064	$35,945,042
Malaysia Airports Holdings Berhad	14,656,300	29,792,012

		$65,737,054
Alcoholic Beverages - 0.5%
AmBev S.A., ADR	5,802,812	$33,134,057

Apparel Manufacturers - 1.3%
LVMH Moet Hennessy Louis Vuitton SE	356,926	$91,076,383

Automotive - 3.5%
GKN PLC	20,805,225	$93,822,765
Koito Manufacturing Co. Ltd.	1,210,500	63,722,032
USS Co. Ltd.	4,571,200	92,001,849

		$249,546,646
Broadcasting - 1.1%
WPP PLC	3,492,242	$78,472,697

Business Services - 3.1%
Amadeus IT Holding S.A.	1,101,546	$64,160,280
Cerved Information Solutions S.p.A.	1,811,815	19,304,832
Cognizant Technology Solutions Corp., “A”	1,520,954	101,767,032
Nomura Research, Inc.	975,600	37,130,059

		$222,362,203
Chemicals - 0.5%
Orica Ltd.	2,471,694	$36,144,147

Computer Software - 0.7%
Check Point Software Technologies Ltd. (a)	458,922	$51,422,210

Computer Software - Systems - 0.6%
EPAM Systems, Inc. (a)	532,309	$44,650,079

Construction - 1.9%
Techtronic Industries Co. Ltd.	12,748,500	$60,286,071
Toto Ltd.	1,934,900	73,727,115

		$134,013,186
Consumer Products - 3.1%
L’Oréal	454,688	$97,276,810
Reckitt Benckiser Group PLC	1,212,871	124,049,059

		$221,325,869
Containers - 1.2%
Brambles Ltd.	11,075,854	$85,344,230

Electrical Equipment - 2.5%
Legrand S.A.	591,687	$40,564,885
Schneider Electric S.A.	1,816,859	139,928,727

		$180,493,612

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - 2.7%
Broadcom Corp.	177,081	$42,407,358
Mellanox Technologies Ltd. (a)	872,543	41,445,793
Samsung Electronics Co. Ltd.	18,337	36,605,212
Taiwan Semiconductor Manufacturing Co. Ltd.	10,689,326	72,141,134

		$192,599,497
Energy - Independent - 1.2%
Cairn Energy PLC (a)	9,645,661	$25,179,042
Caltex Australia Ltd.	1,080,191	26,535,153
Oil Search Ltd.	6,890,788	36,404,634

		$88,118,829
Energy - Integrated - 2.8%
BP PLC	14,549,587	$87,489,560
Eni S.p.A.	3,945,437	62,448,348
Galp Energia SGPS S.A., “B”	3,302,973	50,943,691

		$200,881,599
Food & Beverages - 5.2%
Danone S.A.	1,560,410	$115,830,681
Nestle S.A.	2,954,425	252,112,153

		$367,942,834
Food & Drug Stores - 1.2%
Clicks Group Ltd.	1,687,636	$17,528,767
Sundrug Co. Ltd.	1,749,500	68,084,379

		$85,613,146
Gaming & Lodging - 0.6%
Paddy Power Betfair PLC	378,290	$39,333,823

General Merchandise - 0.4%
Dollarama, Inc.	47,972	$4,443,674
PriceSmart, Inc.	270,645	23,884,421

		$28,328,095
Insurance - 6.2%
AIA Group Ltd.	17,923,600	$127,080,211
AMP Ltd.	13,036,154	48,916,913
Aon PLC	561,800	73,545,238
Hiscox Ltd.	3,098,645	49,027,298
Swiss Re Ltd.	576,662	52,572,665
Zurich Insurance Group AG	302,828	89,014,642

		$440,156,967
Internet - 1.6%
Alibaba Group Holding Ltd., ADR (a)	551,480	$67,534,241
NAVER Corp.	65,168	49,184,494

		$116,718,735
Machinery & Tools - 5.1%
Daikin Industries Ltd.	893,100	$87,535,896
GEA Group AG	1,646,835	67,662,692
Kubota Corp.	5,920,800	93,663,581
Ritchie Bros. Auctioneers, Inc.	1,065,846	33,107,227
Schindler Holding AG	370,119	79,369,900

		$361,339,296

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Major Banks - 7.0%
Barclays PLC	27,179,387	$73,540,524
BNP Paribas (l)	1,533,180	108,194,685
Erste Group Bank AG	551,579	20,013,594
Lloyds Banking Group PLC	106,306,213	96,687,337
Sumitomo Mitsui Financial Group, Inc.	2,022,800	72,583,361
UBS AG	8,090,937	128,646,358

		$499,665,859
Medical Equipment - 0.4%
Terumo Corp.	765,400	$31,099,774

Metals & Mining - 1.1%
Rio Tinto Ltd.	1,976,003	$78,989,099

Natural Gas - Distribution - 0.5%
China Resources Gas Group Ltd.	11,480,000	$35,209,527

Natural Gas - Pipeline - 1.1%
APA Group	5,017,667	$35,717,868
Enbridge, Inc.	1,123,412	43,244,938

		$78,962,806
Network & Telecom - 0.3%
LM Ericsson Telephone Co., “B”	3,215,128	$23,452,967

Oil Services - 0.4%
Schlumberger Ltd.	448,991	$31,245,284

Other Banks & Diversified Financials - 7.9%
ABN AMRO Group N.V., GDR	1,176,341	$30,333,700
Aeon Credit Service Co. Ltd.	4,030,800	82,799,729
DnB NOR A.S.A.	3,785,220	64,107,675
Element Fleet Management Corp.	991,362	6,282,014
HDFC Bank Ltd., ADR	619,632	54,403,690
Intesa Sanpaolo S.p.A.	26,334,567	75,377,279
Julius Baer Group Ltd.	1,116,588	57,815,175
Jyske Bank A.S.	228,485	12,229,207
KBC Groep N.V.	1,261,216	94,896,340
Mastercard, Inc., “A”	663,853	81,574,257

		$559,819,066
Pharmaceuticals - 10.1%
Bayer AG	1,504,999	$199,664,548
Novartis AG	1,926,456	157,728,523
Roche Holding AG	838,171	230,019,980
Santen Pharmaceutical Co. Ltd.	5,629,400	77,515,440
Shionogi & Co. Ltd.	961,100	51,365,697

		$716,294,188
Printing & Publishing - 1.6%
RELX N.V.	5,496,051	$114,033,512

Real Estate - 2.9%
Grand City Properties S.A.	2,007,296	$41,591,533
LEG Immobilien AG	1,056,561	99,603,569
Mitsui Fudosan Co. Ltd.	2,754,500	65,187,761

		$206,382,863

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Restaurants - 0.7%
Yum China Holdings, Inc. (a)	1,263,524	$48,531,957

Specialty Chemicals - 7.0%
Akzo Nobel N.V.	1,352,822	$113,232,233
Croda International PLC	1,654,754	84,493,885
Linde AG	608,076	116,089,751
Nippon Paint Holdings Co. Ltd.	1,350,800	53,727,079
Sika AG	10,618	68,407,744
Symrise AG	821,431	59,028,574

		$494,979,266
Specialty Stores - 1.2%
Esprit Holdings Ltd. (a)	15,363,200	$10,764,522
Just Eat PLC (a)	4,172,518	36,100,399
Ryohin Keikaku Co. Ltd.	136,100	35,429,011

		$82,293,932
Telecommunications - Wireless - 4.4%
Advanced Info Service PLC	8,282,700	$42,070,085
Cellnex Telecom S.A.U.	2,607,119	54,620,358
KDDI Corp.	4,129,200	114,312,661
SoftBank Corp.	938,400	76,283,659
Vodafone Group PLC	8,444,629	25,188,328

		$312,475,091
Telephone Services - 0.4%
BT Group PLC	681,396	$2,717,679
Com Hem Holding AB	1,958,282	26,316,513

		$29,034,192
Tobacco - 1.1%
Japan Tobacco, Inc.	2,172,500	$81,623,228

Trucking - 0.9%
Yamato Holdings Co. Ltd.	2,952,600	$64,144,069

Utilities - Electric Power - 1.6%
CLP Holdings Ltd.	3,838,500	$41,968,316
Enel S.p.A.	13,901,115	74,300,019

		$116,268,335
Total Common Stocks		$7,019,260,209

Money Market Funds - 0.9%
MFS Institutional Money Market Portfolio, 0.87% (v)	61,917,228	$61,917,228

Collateral for Securities Loaned - 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.77% (j)	95,988,568	$95,988,568
Total Investments		$7,177,166,005

Other Assets, Less Liabilities - (0.7)%		(50,353,300)
Net Assets - 100.0%		$7,126,812,705

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.

4

Portfolio of Investments (unaudited) – continued

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

5/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$1,321,936,379	$—	$—	$1,321,936,379
Switzerland	1,115,687,140	—	—	1,115,687,140
United Kingdom	855,757,672	—	—	855,757,672
France	592,872,170	—	—	592,872,170
Germany	583,640,667	—	—	583,640,667
United States	440,519,461	—	—	440,519,461
Australia	269,062,946	—	—	269,062,946
Netherlands	257,599,444	—	—	257,599,444
Hong Kong	240,099,120	—	—	240,099,120
Other Countries	1,300,015,125	42,070,085	—	1,342,085,210
Mutual Funds	157,905,796	—	—	157,905,796
Total Investments	$7,135,095,920	$42,070,085	$—	$7,177,166,005

For further information regarding security characteristics, see the Portfolio of Investments.

6

Supplemental Information (unaudited) – continued

(2) Securities Lending Collateral

At May 31, 2017, the value of securities loaned was $95,317,293. These loans were collateralized by cash of $95,988,568 and U.S. Treasury Obligations of $4,863,304.

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$6,482,977,765
Gross unrealized appreciation	1,042,133,883
Gross unrealized depreciation	(347,945,643)
Net unrealized appreciation (depreciation)	$694,188,240

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	41,698,907	795,077,968	(774,859,647)	61,917,228

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(5,603)	$—	$233,386	$61,917,228

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2017, are as follows:

Japan	18.5%
Switzerland	15.7%
United Kingdom	12.0%
France	8.4%
Germany	8.2%
United States	7.7%
Australia	3.8%
Netherlands	3.6%
Hong Kong	3.4%
Other Countries	18.7%

7

QUARTERLY REPORT

May 31, 2017

MFS® TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS

5/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 97.4%
Aerospace - 1.6%
Harris Corp.	27,055	$3,034,489
Leidos Holdings, Inc.	101,554	5,642,340
Northrop Grumman Corp.	17,210	4,461,176

		$13,138,005
Broadcasting - 1.9%
Netflix, Inc. (a)	95,983	$15,651,948

Brokerage & Asset Managers - 1.6%
Intercontinental Exchange, Inc.	77,243	$4,649,256
NASDAQ, Inc.	130,644	8,838,067

		$13,487,323
Business Services - 13.1%
Cognizant Technology Solutions Corp., “A”	285,453	$19,099,660
DXC Technology Co.	374,928	29,064,419
Equifax, Inc.	31,728	4,340,390
Fidelity National Information Services, Inc.	173,353	14,885,822
First Data Corp. (a)	235,103	4,027,314
Fiserv, Inc. (a)	86,472	10,833,212
Global Payments, Inc.	151,375	13,867,464
PayPal Holdings, Inc. (a)	107,142	5,593,884
Ringcentral, Inc. (a)	145,074	4,947,023
Verisk Analytics, Inc., “A” (a)	50,102	4,052,751

		$110,711,939
Cable TV - 1.6%
Charter Communications, Inc., “A” (a)	6,509	$2,249,185
Comcast Corp., “A”	270,391	11,272,601

		$13,521,786
Computer Software - 12.0%
Adobe Systems, Inc. (a)	208,653	$29,599,515
Cadence Design Systems, Inc. (a)	154,551	5,430,922
Microsoft Corp.	504,963	35,266,616
PTC, Inc. (a)	58,177	3,349,832
Salesforce.com, Inc. (a)	303,801	27,232,722

		$100,879,607
Computer Software - Systems - 11.7%
Apple, Inc.	156,154	$23,854,085
Constellation Software, Inc.	20,953	10,835,812
EPAM Systems, Inc. (a)	59,486	4,989,686
Hewlett Packard Enterprise	266,948	5,021,292
New Relic, Inc. (a)	87,822	3,835,187
NICE Systems Ltd., ADR	49,731	3,874,542
Presidio, Inc. (a)	823,603	12,658,778
Rapid7, Inc. (a)	177,644	3,261,544
ServiceNow, Inc. (a)	60,078	6,287,163
SS&C Technologies Holdings, Inc.	196,725	7,392,926
Vantiv, Inc., “A” (a)	65,750	4,123,840
Verint Systems, Inc. (a)	109,769	4,511,506
Western Digital Corp.	91,754	8,263,365

		$98,909,726

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Services - 1.7%
Priceline Group, Inc. (a)	7,810	$14,660,073

Electrical Equipment - 1.1%
Amphenol Corp., “A”	123,382	$9,204,297

Electronics - 10.2%
Applied Materials, Inc.	245,998	$11,286,388
Broadcom Corp.	86,247	20,654,432
Coherent, Inc. (a)	34,658	8,600,383
M/A-COM Technology Solutions Holdings, Inc. (a)	57,482	3,504,678
Mercury Systems, Inc. (a)	121,045	4,813,960
Microchip Technology, Inc.	235,506	19,617,650
NXP Semiconductors N.V. (a)	118,797	13,055,790
Silicon Laboratories, Inc. (a)	58,694	4,390,311

		$85,923,592
Internet - 23.0%
Alibaba Group Holding Ltd., ADR (a)	118,843	$14,553,514
Alphabet, Inc., “A” (a)(s)	93,322	92,117,213
Facebook, Inc., “A” (a)(s)	471,248	71,375,222
Godaddy, Inc. (a)	162,360	6,679,490
LogMeIn, Inc.	60,796	6,748,356
Wix.com Ltd. (a)	38,866	2,864,424

		$194,338,219
Leisure & Toys - 3.8%
Activision Blizzard, Inc.	229,486	$13,443,290
Electronic Arts, Inc. (a)	137,701	15,605,654
Take-Two Interactive Software, Inc. (a)	42,439	3,256,769

		$32,305,713
Network & Telecom - 0.5%
Cisco Systems, Inc.	93,258	$2,940,425
CommScope Holding Co., Inc. (a)	38,020	1,406,360

		$4,346,785
Other Banks & Diversified Financials - 5.9%
Mastercard, Inc., “A”	172,063	$21,143,101
Visa, Inc., “A”	302,977	28,852,500

		$49,995,601
Printing & Publishing - 0.5%
IHS Markit Ltd. (a)	98,799	$4,529,934

Specialty Stores - 6.5%
Amazon.com, Inc. (a)(s)	55,100	$54,803,562

Telecommunications - Wireless - 0.7%
American Tower Corp., REIT	41,374	$5,427,852
Total Common Stocks		$821,835,962

Money Market Funds - 3.3%
MFS Institutional Money Market Portfolio, 0.87% (v)	28,092,626	$28,092,626
Total Investments		$849,928,588

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Securities Sold Short - (0.9)%
Electronics - (0.7)%
Intel Corp.	(131,625)	$(4,752,979)
Kulicke & Soffa Industries, Inc. (a)	(59,192)	(1,311,103)

		$(6,064,082)
Network & Telecom - (0.2)%
Palo Alto Networks, Inc. (a)	(14,206)	$(1,684,690)
Total Securities Sold Short		$(7,748,772)

Other Assets, Less Liabilities - 0.2%		1,891,103
Net Assets - 100.0%		$844,070,919

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At May 31, 2017, the fund had cash collateral of $1,672,633 and other liquid securities with an aggregate value of $11,952,946 to cover any commitments for securities sold short.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

5/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$821,835,962	$—	$—	$821,835,962
Mutual Funds	28,092,626	—	—	28,092,626
Total Investments	$849,928,588	$—	$—	$849,928,588
Short Sales	$(7,748,772)	$—	$—	$(7,748,772)

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$560,412,180
Gross unrealized appreciation	289,728,189
Gross unrealized depreciation	(211,781)
Net unrealized appreciation (depreciation)	$289,516,408

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	16,566,726	167,084,948	(155,559,048)	28,092,626

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(924)	$—	$88,799	$28,092,626

5

QUARTERLY REPORT

May 31, 2017

MFS® U.S. GOVERNMENT CASH RESERVE FUND

PORTFOLIO OF INVESTMENTS

5/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) - 93.9%
Fannie Mae, 0.752%, due 6/01/2017	$12,200,000	$12,200,000
Fannie Mae, 0.766%, due 6/01/2017	12,268,000	12,268,000
Fannie Mae, 0.751%, due 6/14/2017	12,488,000	12,484,663
Fannie Mae, 0.883%, due 7/19/2017	7,300,000	7,291,532
Fannie Mae, 0.94%, due 8/23/2017	11,840,000	11,814,750
Federal Farm Credit Bank, 0.554%, due 6/06/2017	5,000,000	4,999,622
Federal Farm Credit Bank, 0.731%, due 6/06/2017	5,985,000	5,984,402
Federal Farm Credit Bank, 0.554%, due 6/08/2017	2,000,000	1,999,788
Federal Farm Credit Bank, 0.741%, due 6/09/2017	9,000,000	8,998,540
Federal Farm Credit Bank, 0.751%, due 6/16/2017	5,000,000	4,998,458
Federal Farm Credit Bank, 0.751%, due 6/20/2017	6,500,000	6,497,461
Federal Farm Credit Bank, 0.751%, due 6/22/2017	3,250,000	3,248,597
Federal Farm Credit Bank, 0.751%, due 6/27/2017	7,000,000	6,996,259
Federal Farm Credit Bank, 0.802%, due 6/29/2017	5,000,000	4,996,928
Federal Home Loan Bank, 0.756%, due 6/02/2017	6,682,000	6,681,862
Federal Home Loan Bank, 0.751%, due 6/07/2017	1,000,000	999,877
Federal Home Loan Bank, 0.782%, due 6/09/2017	5,400,000	5,399,076
Federal Home Loan Bank, 0.781%, due 6/21/2017	6,535,000	6,532,204
Federal Home Loan Bank, 0.786%, due 6/21/2017	10,017,000	10,012,687
Federal Home Loan Bank, 0.827%, due 6/28/2017	11,960,000	11,952,689
Federal Home Loan Bank, 0.823%, due 7/07/2017	6,000,000	5,995,140
Federal Home Loan Bank, 0.883%, due 7/12/2017	6,000,000	5,994,055
Federal Home Loan Bank, 0.893%, due 7/14/2017	3,019,000	3,015,827
Federal Home Loan Bank, 0.893%, due 7/14/2017	8,800,000	8,790,750
Federal Home Loan Bank, 0.884%, due 7/24/2017	1,433,000	1,431,165
Federal Home Loan Bank, 0.959%, due 8/11/2017	11,880,000	11,857,882
Federal Home Loan Bank, 0.945%, due 8/14/2017	5,900,000	5,888,721
Freddie Mac, 0.68%, due 6/01/2017	5,105,000	5,105,000
Freddie Mac, 0.73%, due 6/08/2017	3,554,000	3,553,502
Freddie Mac, 0.772%, due 6/16/2017	9,000,000	8,997,150
Freddie Mac, 0.73%, due 6/22/2017	11,850,000	11,845,023
Freddie Mac, 0.797%, due 7/07/2017	3,659,000	3,656,128
Freddie Mac, 0.797%, due 7/07/2017	2,800,000	2,797,802
Freddie Mac, 0.797%, due 7/07/2017	2,708,000	2,705,874
Freddie Mac, 0.822%, due 7/13/2017	1,475,000	1,473,606
Freddie Mac, 0.833%, due 7/17/2017	2,146,000	2,143,751
Freddie Mac, 0.857%, due 7/20/2017	5,930,000	5,923,188
U.S. Treasury Bill, 0.599%, due 6/15/2017	1,600,000	1,599,633
U.S. Treasury Bill, 0.777%, due 7/06/2017	12,100,000	12,091,001
U.S. Treasury Bill, 0.6%, due 7/13/2017	8,840,000	8,833,915
U.S. Treasury Bill, 0.797%, due 7/27/2017	10,735,000	10,721,891
U.S. Treasury Bill, 0.849%, due 8/10/2017	5,024,000	5,015,843
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$275,794,242

Repurchase Agreements - 6.3%
Goldman Sachs Repurchase Agreement, 0.80%, dated 5/31/2017, due 6/01/2017, total to be received $18,554,412 (secured by U.S. Federal Agency obligations valued at $18,926,445 in a jointly traded account), at Cost and Value	$18,554,000	$18,554,000
Total Investments, at Amortized Cost and Value		$294,348,242

Other Assets, Less Liabilities - (0.2)%		(665,598)
Net Assets – 100.0%		$293,682,644

(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $294,348,242.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

5/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$294,348,242	$—	$294,348,242

For further information regarding security characteristics, see the Portfolio of Investments.

2

QUARTERLY REPORT

May 31, 2017

MFS® VALUE FUND

PORTFOLIO OF INVESTMENTS

5/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 99.3%
Aerospace - 5.5%
Honeywell International, Inc.	5,907,803	$785,678,723
Lockheed Martin Corp.	1,888,737	530,980,633
Northrop Grumman Corp.	2,007,968	520,505,465
United Technologies Corp.	4,245,573	514,903,093

		$2,352,067,914
Alcoholic Beverages - 1.1%
Diageo PLC	15,532,196	$465,690,108

Apparel Manufacturers - 0.4%
Hanesbrands, Inc.	8,269,096	$170,756,832

Automotive - 1.3%
Delphi Automotive PLC	5,243,254	$461,249,054
Harley-Davidson, Inc.	1,471,159	77,986,139

		$539,235,193
Broadcasting - 2.1%
Interpublic Group of Companies, Inc.	8,966,508	$223,535,044
Omnicom Group, Inc.	7,007,080	586,632,738
Walt Disney Co.	898,559	96,990,458

		$907,158,240
Brokerage & Asset Managers - 2.7%
BlackRock, Inc.	1,019,510	$417,224,272
Franklin Resources, Inc.	4,033,042	168,540,825
NASDAQ, Inc.	6,401,831	433,083,867
T. Rowe Price Group, Inc.	2,118,980	149,260,951

		$1,168,109,915
Business Services - 5.5%
Accenture PLC, “A”	9,018,420	$1,122,522,737
Amdocs Ltd.	1,700,507	110,158,843
Cognizant Technology Solutions Corp., “A”	2,696,855	180,446,568
DXC Technology Co.	1,240,380	96,154,258
Equifax, Inc.	1,437,954	196,712,107
Fidelity National Information Services, Inc.	4,980,894	427,709,368
Fiserv, Inc. (a)	1,701,195	213,125,710

		$2,346,829,591
Cable TV - 1.5%
Comcast Corp., “A”	15,141,442	$631,246,717

Chemicals - 4.9%
3M Co.	4,562,730	$932,941,403
E.I. du Pont de Nemours & Co.	2,115,824	166,980,830
Monsanto Co.	1,444,486	169,611,546
PPG Industries, Inc.	7,710,714	820,111,541

		$2,089,645,320
Computer Software - 0.3%
Oracle Corp.	2,840,140	$128,913,955

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - Systems - 0.6%
International Business Machines Corp.	1,703,241	$259,965,674

Construction - 1.3%
Sherwin-Williams Co.	999,104	$331,472,734
Stanley Black & Decker, Inc.	1,778,858	244,842,015

		$576,314,749
Consumer Products - 1.1%
Coty, Inc., “A”	9,402,350	$178,080,509
Newell Brands, Inc.	1,495,117	79,166,445
Procter & Gamble Co.	2,474,637	217,990,773

		$475,237,727
Containers - 0.5%
Crown Holdings, Inc. (a)	3,625,466	$209,334,407

Electrical Equipment - 2.2%
Johnson Controls International PLC	22,244,253	$928,920,005

Electronics - 1.4%
Texas Instruments, Inc.	7,362,280	$607,314,477

Energy - Independent - 1.6%
EOG Resources, Inc.	4,172,253	$376,796,168
Occidental Petroleum Corp.	4,928,805	290,454,479

		$667,250,647
Energy - Integrated - 1.7%
Chevron Corp.	3,402,758	$352,117,398
Exxon Mobil Corp.	4,869,440	391,989,920

		$744,107,318
Entertainment - 0.9%
Time Warner, Inc.	3,703,168	$368,428,184

Food & Beverages - 4.7%
Archer Daniels Midland Co.	3,680,517	$153,035,897
Danone S.A.	2,627,768	195,061,654
General Mills, Inc.	6,294,507	357,150,327
J.M. Smucker Co.	1,499,981	191,772,571
Mead Johnson Nutrition Co., “A”	946,379	84,625,210
Nestle S.A.	8,858,261	755,908,597
PepsiCo, Inc.	2,241,891	262,009,801

		$1,999,564,057
Food & Drug Stores - 1.6%
CVS Health Corp.	8,658,060	$665,198,750

General Merchandise - 0.3%
Target Corp.	1,962,199	$108,215,275

Health Maintenance Organizations - 0.7%
Cigna Corp.	1,528,580	$246,452,953
UnitedHealth Group, Inc.	369,294	64,692,923

		$311,145,876

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - 7.8%
Aon PLC	5,936,448	$777,140,408
Chubb Ltd.	6,125,698	877,138,697
MetLife, Inc.	11,386,946	576,065,598
Prudential Financial, Inc.	2,546,430	266,993,186
Travelers Cos., Inc.	6,813,579	850,675,338

		$3,348,013,227
Machinery & Tools - 2.4%
Eaton Corp. PLC	5,219,518	$403,886,303
Illinois Tool Works, Inc.	2,652,841	374,634,206
Ingersoll-Rand Co. Ltd., “A”	2,918,124	261,463,910

		$1,039,984,419
Major Banks - 12.6%
Bank of New York Mellon Corp.	9,581,660	$451,487,819
Goldman Sachs Group, Inc.	4,180,325	883,135,460
JPMorgan Chase & Co.	22,088,729	1,814,589,087
PNC Financial Services Group, Inc.	4,849,234	575,604,076
State Street Corp.	4,291,841	349,613,368
Wells Fargo & Co.	25,815,068	1,320,182,578

		$5,394,612,388
Medical & Health Technology & Services - 1.2%
Express Scripts Holding Co. (a)	3,250,050	$194,190,488
McKesson Corp.	1,912,993	311,990,028

		$506,180,516
Medical Equipment - 6.4%
Abbott Laboratories	14,507,216	$662,399,483
Danaher Corp.	5,430,124	461,234,733
Medtronic PLC	12,651,500	1,066,268,420
Thermo Fisher Scientific, Inc.	3,115,875	538,392,041

		$2,728,294,677
Oil Services - 1.5%
Schlumberger Ltd.	9,000,756	$626,362,610

Other Banks & Diversified Financials - 5.1%
American Express Co.	5,108,569	$393,053,299
Citigroup, Inc.	13,988,673	846,874,263
U.S. Bancorp	18,641,766	948,679,472

		$2,188,607,034
Pharmaceuticals - 7.2%
Johnson & Johnson	12,039,477	$1,544,062,925
Merck & Co., Inc.	6,550,567	426,507,417
Novartis AG	1,273,065	104,232,156
Pfizer, Inc.	27,909,100	911,232,115
Roche Holding AG	365,267	100,240,533

		$3,086,275,146
Printing & Publishing - 0.9%
Moody’s Corp.	2,528,201	$299,465,408
S&P Global, Inc.	690,901	98,667,572

		$398,132,980

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Railroad & Shipping - 1.3%
Canadian National Railway Co.	3,190,787	$247,062,637
Union Pacific Corp.	2,929,455	323,118,887

		$570,181,524
Real Estate - 0.4%
Public Storage, Inc., REIT	824,765	$177,613,143

Specialty Stores - 0.2%
Advance Auto Parts, Inc.	799,471	$106,833,310

Telephone Services - 0.9%
Verizon Communications, Inc.	8,340,526	$389,002,133

Tobacco - 4.5%
Altria Group, Inc.	2,938,889	$221,709,786
Philip Morris International, Inc.	14,379,697	1,722,687,701

		$1,944,397,487
Trucking - 1.4%
United Parcel Service, Inc., “B”	5,807,446	$615,415,053

Utilities - Electric Power - 1.6%
Duke Energy Corp.	6,175,386	$529,107,072
Xcel Energy, Inc.	3,015,595	144,477,156

		$673,584,228
Total Common Stocks		$42,514,140,806

Money Market Funds - 0.6%
MFS Institutional Money Market Portfolio, 0.87% (v)	265,822,881	$265,822,881
Total Investments		$42,779,963,687

Other Assets, Less Liabilities - 0.1%		55,522,397
Net Assets - 100.0%		$42,835,486,084

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

5/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$42,514,140,806	$—	$—	$42,514,140,806
Mutual Funds	265,822,881	—	—	265,822,881
Total Investments	$42,779,963,687	$—	$—	$42,779,963,687

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$27,867,201,879
Gross unrealized appreciation	15,172,981,046
Gross unrealized depreciation	(260,219,238)
Net unrealized appreciation (depreciation)	$14,912,761,808

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	640,928,994	3,499,128,474	(3,874,234,587)	265,822,881

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(58,163)	$—	$2,038,250	$265,822,881

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST I

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: July 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: July 14, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 14, 2017

*	Print name and title of each signing officer under his or her signature.